575 Madison Avenue
New York, NY 10022-2585
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PETER J. SHEA
peter.shea@kattenlaw.com
212.940.6447 direct
April 24, 2009	704.344.3195

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 2 to Registration on Form S-1
ETFS Silver Trust
Registration No.: 333-156307

Dear Ladies and Gentlemen:

     On behalf of ETF Securities USA LLC (formerly known as ETFS Services, LLC) (the “Sponsor”), our client and the sponsor of ETFS Silver Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 2 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical Silver Shares (formerly known as ETFS Silver Shares) under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes as against pre-effective Amendment No. 1 to the Registration Statement (filed on March 23, 2009) are being sent to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

     With respect to Staff’s comment letter to Fred Jheon, President and Chief Executive Officer of the Sponsor, dated March 31, 2009 by Mr. H. Roger Schwall, we offer the following responses (the headings below corresponding to the headings in such comment letter with the numbered responses corresponding to the comment numbers of the comment letter). Capitalized terms used in this letter but not otherwise defined herein are used with the meanings ascribed to them in the Registration Statement.

      This Amendment is being filed for the purpose of providing exhibits to the Registration Statement. As such, only the cover page, Part II and exhibits are included.

General

1.     The Registration Statement contains all information that can be provided at this time. Until the Trust is formed, which will occur upon the sale of the Seed Basket to the Initial

Securities and Exchange Commission
April 24, 2009

Purchaser, certain items will remain omitted, including, among other things, audited financial statements reflecting the seed capitalization of the Trust. The Sponsor anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects immediately upon the formation and seeding of the Trust.

2.     Please see our response to Comment No. 1, above.

3.     Please see our response to Comment No. 1, above.

Cover Page

4.     The suggested revisions have been made.

Closing Comments

     All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

     In the event that the Sponsor requests acceleration of the effective date of the Registration Statement on behalf of the Trust, it will furnish a letter containing the requested acknowledgements.

     Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or the Amendment.

Very truly yours,

/s/ Peter J. Shea
Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall Ms. Tracy L. McNeil Mr. Donald F. Delaney Mr. Fred Jheon Mr. Graham Tuckwell Ms. Kathleen Moriarty Mr. Gregory Xethalis